Acquisition of Zopim Technologies (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation for Acquisitions

The total adjusted purchase price was allocated to assets acquired and liabilities assumed as set forth below (in thousands).

Net tangible liabilities assumed	$(385)
Intangible assets	6,560
Goodwill	9,594

Total purchase price	$15,769